Document and Entity Information	May 27, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001868778
Document Type	8-K
Document Period End Date	May 27, 2025
Entity Registrant Name	Informatica Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40936
Entity Tax Identification Number	61-1999534
Entity Address, Address Line One	2100 Seaport Boulevard
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	385-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	INFA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false